Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,440,131,180		¥ 4,041,602,800	¥ 4,456,405,874	$ 625,379,397
Restricted cash			6,056,699	10,702,719
Short-term bank deposits	1,716,540,000		2,511,150,000		241,769,602
Accounts receivable, net	73,453,237		109,180,373	191,388,528	10,345,672
Prepayments	38,181,317		26,064,222		5,377,725
Amounts due from related parties	68,993,780		46,125,644		9,717,571
Other current assets	348,127,243		337,003,841		49,032,697
Property and equipment, net	13,807,906		16,987,890		1,944,803
Long-term bank deposits	630,000,000		250,000,000		88,733,644
Intangible assets, net	120,694,138		106,723,435		16,999,414
Right-of-use assets	22,792,474		49,910,725		3,210,253
Investments	436,197,287		531,911,325		61,437,103
Other non-current assets	163,184,267		98,845,391		22,984,024
TOTAL ASSETS	8,072,102,829		8,145,366,409		1,136,931,905
LIABILITIES
Accounts payable	534,427,672		666,984,788		75,272,565
Advances from customers	12,910,965		6,458,807		1,818,471
Deferred revenue	315,969,307		288,152,276		44,503,346
Accrued expenses and other current liabilities	246,601,339		302,801,557		34,733,072
Amounts due to related parties	251,392,026		266,787,562		35,407,826
Lease liabilities	6,700,694		19,571,579		943,773
TOTAL LIABILITIES	1,382,769,843		1,584,806,262		$ 194,759,060
Income Statement
Net revenue	5,530,404,557	$ 778,941,190	7,108,238,352	9,165,330,760
Net income (loss)	35,517,634	5,002,554	(90,414,597)	(620,248,897)
Statement of Cash Flows
Net cash (used in) provided by activities	(47,687,219)	(6,716,604)	(67,833,405)	(586,257,769)
Net cash provided by investing activities	414,184,628	58,336,685	(608,617,399)	(19,129,248)
Net cash used in financing activities	(965)	$ (136)	(108,967,252)	(107,151,908)
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	296,436,625		415,223,372
Restricted cash			6,056,699
Short-term bank deposits	300,000,000		570,000,000
Accounts receivable, net	67,047,505		101,314,132
Prepayments	37,098,798		24,730,939
Amounts due from related parties	68,876,780		45,943,815
Other current assets	187,494,652		233,248,194
Property and equipment, net	6,411,258		4,649,199
Long-term bank deposits	330,000,000		150,000,000
Intangible assets, net	117,532,794		75,374,548
Right-of-use assets	10,343,953		27,723,232
Investments	204,774,779		245,961,838
Other non-current assets	149,706,686		74,153,344
TOTAL ASSETS	1,775,723,830		1,974,379,312
LIABILITIES
Accounts payable	458,427,202		524,514,621
Advances from customers	12,899,984		6,272,204
Deferred revenue	299,993,895		267,934,706
Accrued expenses and other current liabilities	116,262,804		168,735,310
Amounts due to related parties	249,288,032		257,909,753
Lease liabilities	8,779,089		24,969,407
TOTAL LIABILITIES	1,145,651,006		1,250,336,001
Income Statement
Net revenue	5,459,630,803		7,022,078,865	8,965,084,213
Net income (loss)	(49,971,489)		(9,846,803)	388,119,110
Statement of Cash Flows
Net cash (used in) provided by activities	(180,359,213)		78,293,695	(402,927,749)
Net cash provided by investing activities	55,516,731		¥ 142,920,773	¥ 14,039,712
Net cash used in financing activities	¥ (965)